Income Tax - Summary of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rates (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Statutory blended income tax rate	30.10%	30.10%	30.10%